Notes to the Statements of Comprehensive Loss - Schedule of Selling and Marketing Expenses (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Selling and Marketing Expenses [Abstract]
Investors relationship		₪ 1,532	₪ 2,477	₪ 2,108
Salary and related expenses		1,086	1,580	1,639
Miscellaneous		737	739	339
Less government grants	[1]			(299)
Total		₪ 3,355	₪ 4,796	₪ 3,787

[1]	See Note 11B above.